Document And Entity Information	3 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	AELUMA, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-229179), initially filed on August 30, 2021, amended on October 15, 2021 and November 19, 2021, and declared effective on January 19, 2022 (collectively, the “Registration Statement”), is being filed to include information from the Company’s Annual Report on Form 10-K that was filed on September 28, 2022 and from the Company’s Quarterly Report on Form 10-Q for the three months ended September 30, 2022, filed with the Securities Exchange Commission on November 14, 2022.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were previously paid.
Entity Central Index Key	0001828805
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE